Capital management	12 Months Ended
Dec. 31, 2017
Capital management

16. Capital management

Obsidian Energy manages its capital to provide a flexible structure to support capital programs, production maintenance and other operational strategies. Attaining a strong financial position enables the capture of business opportunities and supports Obsidian Energy’s business strategy of providing strong shareholder returns.

Obsidian Energy defines capital as the sum of shareholders’ equity and long-term debt. Shareholders’ equity includes shareholders’ capital, other reserves and retained earnings (deficit). Long-term debt includes bank loans and senior notes.

Management continuously reviews Obsidian Energy’s capital structure to ensure the objectives and strategies of Obsidian Energy are being met. The capital structure is reviewed based on a number of key factors including, but not limited to, current market conditions, hedging positions, trailing and forecast debt to capitalization ratios, debt to EBITDA and other economic risk factors.

The Company is subject to certain quarterly financial covenants under its secured, syndicated credit facility and the senior secured notes. These financial covenants are typical for senior secured lending arrangements and include senior debt and total debt to EBITDA and senior debt and total debt to capitalization as defined in Obsidian Energy’s lending agreements. As at December 31, 2017, the Company was in compliance with all of its financial covenants under such lending agreements.

	Year ended December 31
(millions, except ratio amounts)	2017	2016
Components of capital
Shareholders’ equity	$2,166	$2,247
Long-term debt	$359	$469

Ratios
Senior debt to EBITDA (1)	1.9	2.0
Total debt to EBITDA (2)	1.9	2.0
Senior debt to capitalization (3)	15%	17%
Total debt to capitalization (4)	15%	17%
Priority debt to consolidated tangible assets (5)	—	—

EBITDA (6)	$194	$235
Credit facility debt and senior notes	$359	$469
Letters of credit (7)	10	6

Senior debt and total debt	369	475
Total shareholders’ equity	2,166	2,247

Total capitalization	$2,535	$2,722

(1)	As at December 31, 2017, less than 3:1
(2)	As at December 31, 2017, less than 4:1
(3)	Not to exceed 50 percent
(4)	Not to exceed 55 percent
(5)	Priority debt not to exceed 15% of consolidated tangible assets.
(6)	EBITDA is calculated in accordance with Obsidian Energy’s lending agreements wherein unrealized risk management and impairment provisions are excluded. Additionally, under the syndicated credit facility, realized foreign exchange gains or losses related to debt maturities are excluded from the calculation.
(7)	Letters of credit defined as financial under the lending agreements are included in the calculation.

The Company intends to continue to actively identify and evaluate hedging opportunities in order to reduce its exposure to fluctuations in commodity prices and protect its future cash flows and capital programs.